Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Three vessels
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment loss	$ 59,108	$ 92,013
Chartered-in vessels
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment loss	$ 1,361	$ 38,636